Basis of Presentation - Additional Information (Detail)				3 Months Ended			12 Months Ended
	Mar. 31, 2016 USD ($) Segments	Jul. 10, 2015	May 17, 2013	Sep. 30, 2016 USD ($) Segments Segment $ / shares shares	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) Segments Customer $ / shares	Jun. 30, 2015 USD ($) $ / shares	Aug. 02, 2016 $ / shares	Jun. 30, 2014 USD ($)	Mar. 31, 2014
Presentation and Significant Accounting Policies Information [Line Items]
Number of operating segments | Segments	3			2			2
Reverse stock split		0.125					0.125
Net loss from operations				$ (2,194,000)		$ (1,801,000)	$ (5,339,000)	$ (8,649,000)
Cash flows from operations				(1,926,000)		(557,000)	(2,156,000)	(6,593,000)
Cash and cash equivalents				$ 892,000		$ 576,000	$ 1,680,000	$ 769,000		$ 16,120,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.01			$ 0.01	$ 0.01
Accounts receivable collectability period							2 months
Allowance for doubtful accounts receivable							$ 0	$ 0
Impairment of proved oil and gas properties								17,400,000
Exploration impairment cost							0	20,000
Goodwill				$ 500,000			$ 500,000	500,000
Impairment of goodwill								674,000
Number of major customers | Customer							2
Number of reportable segments				2			2
Shares issued upon conversion | shares				1
MPA
Presentation and Significant Accounting Policies Information [Line Items]
Goodwill							$ 275,000	275,000
Magellan Petroleum UK (MPUK)
Presentation and Significant Accounting Policies Information [Line Items]
Goodwill							$ 225,000	$ 225,000
Maximum
Presentation and Significant Accounting Policies Information [Line Items]
Maturity period of cash equivalents							3 months
Useful lives of assets							15 years
Minimum
Presentation and Significant Accounting Policies Information [Line Items]
Useful lives of assets							3 years
Central Petroleum Limited
Presentation and Significant Accounting Policies Information [Line Items]
Ownership percentage				1.90%			1.90%				11.00%
UKOG
Presentation and Significant Accounting Policies Information [Line Items]
Ownership percentage				2.00%
One Stone Exchange Agreement
Presentation and Significant Accounting Policies Information [Line Items]
Asset impairment charges	$ 11,300,000			$ 11,300,000			$ 11,300,000
Impairment of proved oil and gas properties	7,800,000				$ 7,800,000
Exploration impairment cost	$ 3,400,000				$ 3,400,000
One Stone Exchange Agreement | Nautilus Poplar, LLC (NP)
Presentation and Significant Accounting Policies Information [Line Items]
Ownership percentage, sold in period	100.00%
One Stone | One Stone Exchange Agreement | Nautilus Poplar, LLC (NP)
Presentation and Significant Accounting Policies Information [Line Items]
Ownership percentage, sold in period	100.00%
One Stone | One Stone Exchange Agreement | Utah CO2 LLC
Presentation and Significant Accounting Policies Information [Line Items]
Ownership percentage, sold in period	51.00%
Series A Preferred Stock
Presentation and Significant Accounting Policies Information [Line Items]
Reverse stock split			9.77586545
Percent of shares transferred	100.00%
Series A Preferred Stock | One Stone | One Stone Exchange Agreement
Presentation and Significant Accounting Policies Information [Line Items]
Percent of shares transferred	100.00%
Merger Agreement
Presentation and Significant Accounting Policies Information [Line Items]
Exchange of shares, conversion ratio									1.300
Merger Agreement | Tellurian
Presentation and Significant Accounting Policies Information [Line Items]
Common stock, par value (in dollars per share) | $ / shares									$ 0.001
Merger Agreement | Magellan Petroleum UK (MPUK)
Presentation and Significant Accounting Policies Information [Line Items]
Common stock, par value (in dollars per share) | $ / shares									$ 0.01